Schedule of Outstanding Stock Options (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, Beginning	586,923	540,523
Weighted average exercise price outstanding, Beginning	€ 4.84	€ 4.99
Weighted average remaining contractual term outstanding	8 years 1 month 13 days	6 years 6 months 10 days	7 years 3 months 18 days
Aggregate intrinsic value outstanding, Beginning	€ 67,596	€ 272,480
Number of options, Granted		46,400
Weighted average exercise price, Granted		€ 5.30
Weighted average remaining contractual term, Granted		9 years 2 months 1 day
Aggregate intrinsic value , Granted
Number of options, Vested and exercised
Weighted average exercise price, Vested and exercised
Aggregate intrinsic value, Vested and exercised
Number of options, Cancelled or forfeited	147,783
Weighted average exercise price, Cancelled or forfeited
Aggregate intrinsic value, Cancelled or forfeited
Number of options outstanding, Ending	439,140	586,923	540,523
Weighted average exercise price outstanding, Ending	€ 4.53	€ 4.84	€ 4.99
Aggregate intrinsic value outstanding,Ending		€ 67,596	€ 272,480
Number of options,Exercisable	280,033	382,785
Weighted average exercise price, Exercisable	€ 4.58	€ 5.11
Weighted average remaining contractual term, Exercisable	8 years 1 month 28 days	5 years 5 months 8 days
Aggregate intrinsic value, Exercisable		€ 33,796
Number of options outstanding, Expected to vest	159,107	204,138
Weighted average exercise price outstanding, Expected to vest	€ 4.44	€ 4.34
Weighted average remaining contractual term (years) Outstanding expected to vest	8 years 18 days	8 years 6 months 29 days
Aggregate intrinsic value outstanding, Expected to vest		€ 33,800
Number of options, Cancelled or forfeited	(147,783)